OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	$ 45,974,709	$ 76,586,583
Other non-current financial assets	164,370,936	169,420,303
Financial assets measured at amortized cost
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	45,317,232	72,481,578
Other non-current financial assets	2,903,350	2,933,957
Financial assets at fair value
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	657,477	4,105,005
Other non-current financial assets	142,975,857	144,550,766
Other financial assets
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	$ 18,491,729	$ 21,935,580